Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Components of Share-Based Compensation Expense (Income)
Share-based compensation expense consists of:

	For the Year
	2012	2011	2010
	(In thousands)
Cash-settled awards	$6,465	$1,095	$6,023
Equity-settled awards	3,059	941	—
Restricted stock	2,154	2,505	3,461
Stock options	3,251	2,526	2,112
	$14,929	$7,067	$11,596

Share-Based Compensation Expense (Income) Included in Operating Expense	Share-based compensation expense is included in:

	For the Year
	2012	2011	2010
	(In thousands)
General and administrative	$7,144	$3,216	$5,240
Other operating	7,785	3,851	6,356
	$14,929	$7,067	$11,596

Summarized Activity of Cash-Settled Restricted Stock Unit Awards
The following table summarizes the activity of cash-settled restricted stock unit awards in 2012:

	Equivalent Units	Weighted Average Grant Date Fair Value
	(In thousands)	(Per unit)
Non-vested at beginning of period	449	$13.13
Granted	187	16.11
Vested	(286)	10.32
Forfeited	—	—
Non-vested at end of period	350	17.03

Summarized Activity of Cash-Settled Stock Appreciation Rights
The following table summarizes the activity of cash-settled stock appreciation rights in 2012:

	Rights Outstanding (In thousands)	Weighted Average Exercise Price (Per share)	Weighted Average Remaining Contractual Term (In years)	Aggregate Intrinsic Value (Current Value Less Exercise Price) (In thousands)
Balance at beginning of period	895	$11.31	7	$3,986
Granted	—	—
Exercised	(29)	9.29
Forfeited	—	—
Balance at end of period	866	11.38	6	5,256
Exercisable at end of period	618	10.90	6	$4,027

Summarized Activity of Equity-Settled Awards
The following table summarizes the activity of equity-settled awards in 2012:

	Equivalent Units	Weighted Average Grant Date Fair Value
	(In thousands)	(Per unit)
Non-vested at beginning of period	159	$20.74
Granted	368	17.01
Vested	(118)	15.17
Forfeited	—	—
Non-vested at end of period	409	18.99

Summarized Activity of Restricted Stock Awards
The following table summarizes the activity of restricted stock awards in 2012:

	Restricted Shares	Weighted Average Grant Date Fair Value
	(In thousands)	(Per unit)
Non-vested at beginning of period	399	$15.02
Granted	9	15.33
Vested	(197)	12.97
Forfeited	—	—
Non-vested at end of period	211	16.95

Summarized Activity of Stock Option Awards
The following table summarizes the activity of stock option awards in 2012:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (Current Value Less Exercise Price)
	(In thousands)	(Per share)	(In years)	(In thousands)
Balance at beginning of period	1,284	$22.22	7	$944
Granted	473	15.94
Exercised	—	—
Forfeited	(1)	16.89
Balance at end of period	1,756	20.53	7	1,956
Exercisable at end of period	975	23.66	6	1,079

Fair Value of Stock Options Using Black-Scholes Option Pricing Model
We estimate the fair value of stock options using the Black-Scholes option pricing model and the following assumptions:

	For the Year
	2012	2011	2010
Expected stock price volatility	60.2%	56.2%	51.0%
Risk-free interest rate	1.3%	2.4%	2.3%
Expected life of options (years)	6	6	6
Weighted average estimated fair value of options at grant date	$9.22	$10.11	$8.98